Equity instruments measured at fair value (Details Textual) - Empresa de Energia de Bogota [member] - COP ($) $ / shares in Units, $ in Millions	1 Months Ended
	Oct. 19, 2017	Jul. 29, 2017
Disclosure of equity instruments measured at fair value [line Items]
Number of shares held in other entity sold	17,465,872
Total cash receipt from sales of equity or debt instruments of other entities, clasified as investing activities	$ 34,932
Sale price per share	$ 2,000
First auction [Member]
Disclosure of equity instruments measured at fair value [line Items]
Number of shares held in other entity sold		10,999,163
Total cash receipt from sales of equity or debt instruments of other entities, clasified as investing activities		$ 21,998
Sale price per share		$ 2,000